Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 5,989	$ 6,078	$ 6,839	$ 18,467	$ 22,663